Liquidity and capital resources - Net debt position (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)
Liquidity and capital resources
Cash and cash equivalents				€ 4,674		€ 8,835
Short-term borrowings				(10,351)		(12,051)
Long-term borrowings				(32,908)		(34,523)
Other financial instruments				7,116		6,570
Net debt				(31,469)		(31,169)
Borrowings drawn				43,259		46,574
Cash and cash equivalents.				4,674		8,835
Derivative financial instruments included in trade and other receivables
Liquidity and capital resources
Other financial assets				2,629		4,282
Derivative financial instruments included in trade and other payables
Liquidity and capital resources
Other financial liabilities				(2,383)		(2,077)
Short term investments
Liquidity and capital resources
Other financial assets				6,152		3,981
Managed investment funds
Liquidity and capital resources
Other financial instruments				3,087		2,039
Government bonds
Liquidity and capital resources
Other financial instruments				1,974		1,638
Collateral in relation derivative financial instruments
Liquidity and capital resources
Other financial instruments				1,112		1,172
Supply chain and handset receivables
Liquidity and capital resources
Other financial instruments				976		182
Cash collateral
Liquidity and capital resources
Other financial assets				718		384
Bonds
Liquidity and capital resources
Short-term borrowings				(3,477)		(2,904)
Borrowings drawn				21,866		20,005
Commercial paper
Liquidity and capital resources
Short-term borrowings				(2,712)		(3,648)
Borrowings drawn				2,712		3,648
US commercial paper programme
Liquidity and capital resources
Borrowings drawn			$ 570	464	$ 1,484
Euro commercial paper programme
Liquidity and capital resources
Borrowings drawn				2,249		2,262
Put options over non-controlling interests
Liquidity and capital resources
Short-term borrowings				(1,838)		(1,837)
Bank loans
Liquidity and capital resources
Short-term borrowings				(1,159)		(867)
Borrowings drawn				3,316		3,608
Other short-term borrowings
Liquidity and capital resources
Short-term borrowings				(1,165)		(2,795)
Cash collateral				1,070		2,654
Bonds, loans and other long-term borrowings
Liquidity and capital resources
Long-term borrowings				€ (32,908)		€ (34,523)
Kabel Deutschland Holding AG
Liquidity and capital resources
Liabilities for amounts payable under the domination agreement	€ 1,800	€ 1,800
Kabel Deutschland Holding AG | Put options over non-controlling interests
Liquidity and capital resources
Liabilities for amounts payable under the domination agreement	€ 1,800	€ 1,800